Issued Capital - Schedule of Dividends Declared (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Disclosure of Dividends [line items]
Dividends declared per share	$ 0.09		$ 0.09		$ 0.18		$ 0.18
Average number of shares eligible for dividend	445,928,000		443,197,000		445,597,000		442,996,000
Total dividends paid	$ 23,441	$ 40,074	$ 24,738	$ 39,852	$ 998,000	$ 68,326
Shares issued under the DRIP	378,135		347,461		762,422		718,453
Cash percentage	80.00%		81.00%		79.00%		81.00%
DRIP percentage	20.00%		19.00%		21.00%		19.00%
Total dividends paid percentage	100.00%		100.00%		100.00%		100.00%
Retained Earnings [member]
Disclosure of Dividends [line items]
Total dividends paid	$ 40,133	$ 40,074	$ 39,888	$ 39,852	$ 80,207	$ 79,879	$ 79,739
Dividends Paid in Cash [member]
Disclosure of Dividends [line items]
Total dividends paid	31,950		32,480		63,515		64,589
Dividends Paid in DRIP [member]
Disclosure of Dividends [line items]
Total dividends paid	$ 8,183		$ 7,408		$ 16,692		$ 15,150